Acquisition of Nova E-commerce, Ltd.	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Business Combinations [Abstract]
Acquisition of Nova E-commerce, Ltd.

NOTE 4 – ACQUISITION OF NOVA E-COMMERCE, LTD.

On August 29, 2017, pursuant to an Acquisition Agreement dated May 16, 2017, the Company acquired 100% ownership of Shenzhen Nova E-commerce, Ltd. (“Nova”) in exchange for 25,000,000 shares of Company Class C common stock. Nova is a Shenzhen Chinese corporation which was incorporated on May 26, 2016. Nova plans on operating an online store in China selling a wide range of products.

The acquisition has been accounted for as a recapitalization transaction in the accompanying consolidated financial statements. Accordingly, the financial position and results of operations of Nova prior to the August 29, 2017 date of acquisition have been excluded from the accompanying consolidated financial statements.

The carrying values of the assets and liabilities of Nova at the August 29, 2017 date of acquisition consisted of:

Cash	$-
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663

Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516

Excess of liabilities over assets	$54,853

The following proforma information (unaudited) summarizes the results of operations for the three months ended November 30, 2016 as if Nova was acquired on May 26, 2016 (Nova’s date of inception). The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on May 26, 2016, and it is not intended to project results of operations for any future period.

Three Months Ended November 30, 2016
(Unaudited)

Revenue	$-

Operating expenses:
Employee compensation	49,366
Consulting fees	25,000
Professional fees	31,369
Marketing	134,637
Occupancy	43,309
Other	20,817
Total operating expenses	304,498
Loss from Operations	(304,498)
Other Income (expenses):
Gain on settlement of bank overdraft	572
Net Loss	$(303,926)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$(0.01)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	55,464,249

NOTE 4 – ACQUISITION OF NOVA E-COMMERCE, LTD.

On August 29, 2017, pursuant to an Acquisition Agreements dated May 16, 2017, the Company acquired 100% ownership of Shenzhen Nova E-commerce, Ltd. (“Nova”) in exchange for 25,000,000 shares of Company Class C common stock. Nova is a Shenzhen Chinese corporation which was incorporated on May 26, 2016. Nova plans on operating an online store in China selling a wide range of products.

The acquisition has been accounted for as a recapitalization transaction in the accompanying consolidated financial statements. Accordingly, the financial position and results of operations of Nova prior to the August 29, 2017 date of acquisition have been excluded from the accompanying consolidated financial statements.

The carrying values of the assets and liabilities of Nova at the August 29, 2017 date of acquisition consisted of:

Cash	$-
Office equipment, net	13,628
Website development costs	92,035
Total assets	105,663

Accounts payable and accrued liabilities	24,651
Due to related party	135,865
Total liabilities	160,516

Excess of liabilities over assets	$54,853

The following proforma information (unaudited) summaries the results of operations for the years ended August 31, 2017 and 2016 as if Nova was acquired on May 26, 2016 (Nova’s date of inception). The pro forma information is not necessarily indicative of the results that would have been reported had the transaction actually occurred on May 26, 2016, and it is not intended to project results of operations for any future period.

	Year Ended August 31,
	2017	2016
	(Unaudited)

Revenue	$-	$-

Operating expenses:
Employee Compensation (including stock-based compensation of $193,333 and $0, respectively)	563,725	65,551
Consulting fees (including stock based compensation of $1,173,334 and $0, respectively)	1,198,334	-
Professional fees	98,677	-
Occupancy	85,188	57,508
Other	254,255	193,608
Total operating expenses	2,200,179	316,667
Loss from Operations	(2,200,179)	(316,667)
Other Income (expenses):
Gain on settlement of liabilities	47,575	-
Interest expense - related party	(10,409)	-
Other income (expenses) - net	37,166	-
Net Loss	$(2,163,013)	$(316,667)
Net Loss per share of Class A, Class B, and Class C common stock - basic and diluted	$(0.02)	$(0.05)
Weighted average number of Class A, Class B, and Class C Common Shares outstanding - basic and diluted	101,712,936	6,860,882